Summary of significant accounting policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Reclassification out of Accumulated Other Comprehensive Income

The following tables summarize the changes in accumulated other comprehensive loss during the years ended December 31, 2017, December 31, 2016 and December 31, 2015.

Balance as of December 31, 2016	$(1,614)
Other comprehensive gain	367

Balance as of December 31, 2017	$(1,247)

Balance as of December 31, 2015	$(24,654)
Other comprehensive gain	23,040

Balance as of December 31, 2016	$(1,614)

Balance as of December 31, 2014	$—
Other comprehensive loss	(24,654)

Balance as of December 31, 2015	$(24,654)

Schedule Of Cash And Cash Equivalents

The following table provides a reconciliation of cash and cash equivalents and restricted cash reported within the condensed consolidated balance sheets that sum to the total of such amounts in the condensed consolidated statements of cash flows:

	September 30, 2018	December 31, 2017
Cash and cash equivalents	$12,961,126	$19,186,036
Restricted cash	126,595	126,595

Cash, cash equivalents and restricted cash shown on the condensed consolidated statement of cash flows	$13,087,721	$19,312,631